Income Taxes - Summary of Total Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset:
net operating loss carryforward	$ 26,334	$ 23,957
Intellectual property sale	3,405	3,405
Capitalized R&D	4,185	2,915
Other	994	438
Total deferred tax asset	34,918	30,715
Valuation Allowance	(34,779)	(30,590)
Total net deferred tax assets	139	125
Deferred tax liability:
Operating lease right-of-use assets	(139)	(58)
Other	0	(67)
Total deferred tax liability	(139)	(125)
Total net deferred taxes	0	0
IKENA ONCOLOGY INC
Deferred tax asset:
net operating loss carryforward	40,218	29,529
State net operating loss carryforward	13,145	8,581
R&D credit carryforwards	16,339	14,589
Capitalized start-up costs	176	196
Accruals and reserves	492	802
Stock based compensation	2,444	2,381
Lease liability	2,078	2,934
Capitalized R&E	38,007	44,366
Total deferred tax asset	112,899	103,378
Valuation Allowance	(111,755)	(101,221)
Deferred tax liability:
Fixed assets	(140)	(603)
Right of use asset	(1,004)	(1,554)
Total deferred tax liability	(1,144)	(2,157)
Net deferred tax asset and liability before valuation allowance	111,755	101,221
Net deferred tax asset	$ 0	$ 0